UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended September 30, 2013, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended September 30, 2013 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.70%

Australia 0.97%
536,455	Newcrest Mining Limited	$12,066,063	$5,855,370

Austria 1.37%
285,928	Wienerberger AG	4,197,348	5,020,896
67,025	OMV AG	2,685,215	3,309,630
		6,882,563	8,330,526
Belgium 0.75%
34,494	Groupe Bruxelles Lambert SA	2,959,008	2,933,843
16,497	Sofina SA	1,625,340	1,621,624
		4,584,348	4,555,467
Bermuda 0.85%
83,180	Jardine Matheson Holdings Limited	2,493,930	4,566,582
54,416	Hiscox Limited	483,004	571,290
		2,976,934	5,137,872
Canada 6.88%
302,912	Canadian Natural Resources Limited	8,714,348	9,519,209
227,470	Cenovus Energy, Inc.	5,741,854	6,789,979
198,988	Potash Corporation of Saskatchewan, Inc.	7,690,709	6,224,345
230,720	Goldcorp, Inc.	7,042,020	6,001,027
432,584	Penn West Petroleum Limited	7,186,941	4,814,660
157,579	Agnico-Eagle Mines Limited	5,307,459	4,173,346
550,432	Kinross Gold Corporation	2,829,767	2,779,682
75,229	EnCana Corporation	1,552,890	1,303,719
107,519	Catalyst Paper Corporation (a)(b)(c)	2,181	124,215
		46,068,169	41,730,182
France 12.16%
194,229	Total SA	9,779,897	11,271,210
273,961	Bouygues SA	10,564,875	9,997,697
77,828	Sanofi	5,617,906	7,893,565
210,837	Carrefour SA	5,280,466	7,237,735
75,015	Sodexo	2,043,749	6,999,357
121,324	Compagnie de Saint-Gobain	5,088,555	6,008,097
307,600	Société Télévision Francaise 1	5,119,469	5,353,600
52,842	Neopost SA	4,579,685	3,848,162
26,147	Wendel SA	508,531	3,544,373
27,856	Laurent-Perrier	2,065,828	2,497,008
11,484	Robertet SA	849,379	2,314,884

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.70% — (continued)

France 12.16% — (continued)
25,364	NSC Groupe (b)	$1,929,606	$2,043,038
34,760	Legrand SA	1,159,791	1,928,734
22,180	Société Foncière Financière et de Participations (a)	2,036,704	1,329,276
8,655	BioMerieux	671,300	838,359
9,682	Gaumont SA	835,117	495,770
8,840	Sabeton SA (a)	100,102	147,098
		58,230,960	73,747,963
Germany 4.43%
134,342	HeidelbergCement AG	6,910,572	10,361,262
352,458	Deutsche Wohnen AG	3,292,170	6,305,984
60,693	Daimler AG	2,766,909	4,731,095
153,124	Hamburger Hafen und Logistik AG	5,268,902	3,766,057
24,274	Fraport AG	913,552	1,703,692
		19,152,105	26,868,090
Greece 0.94%
457,586	Jumbo SA (a)	3,174,943	5,701,408

Hong Kong 1.18%
1,093,373	Hopewell Holdings Limited	3,657,592	3,665,300
189,670	Guoco Group Limited	2,199,025	2,310,991
329,152	Great Eagle Holdings Limited	1,051,694	1,177,680
		6,908,311	7,153,971
Ireland 0.89%
225,825	CRH PLC	3,875,755	5,403,395

Israel 0.47%
340,846	Israel Chemicals Limited	3,405,892	2,876,452

Italy 0.72%
397,580	Italcementi S.p.A. RSP	3,849,944	1,586,706
68,340	Italcementi S.p.A.	1,275,606	520,977
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	695,261
25,533	Italmobiliare S.p.A. (a)	2,256,914	642,487
79,000	Recordati S.p.A.	524,615	949,052
		10,249,138	4,394,483
Japan 26.56%
34,110	Keyence Corporation	6,143,115	12,926,370
53,760	SMC Corporation	6,063,411	12,765,231
76,980	Fanuc Corporation	6,396,270	12,694,906
185,360	Secom Company Limited	7,814,855	11,578,518
192,800	KDDI Corporation	5,953,027	9,885,671
106,760	Shimano, Inc.	2,155,817	9,525,258
362,300	MS&AD Insurance Group Holdings	9,916,118	9,435,760
341,600	NKSJ Holdings, Inc.	8,709,117	8,761,113
365,160	Hoya Corporation	7,795,394	8,614,945

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.70% — (continued)

Japan 26.56% — (continued)
48,480	Hirose Electric Company Limited	$4,794,553	$7,427,731
138,280	Astellas Pharma, Inc.	5,203,863	7,033,928
235,660	Mitsubishi Estate Company Limited	3,856,512	6,943,093
139,200	Nissin Foods Holdings Company Limited	4,900,487	5,707,065
361,980	Kansai Paint Company Limited	2,725,268	4,794,730
127,690	Nomura Research Institute Limited	2,382,057	4,429,756
141,730	MISUMI Group, Inc.	2,345,927	4,102,160
57,100	Ono Pharmaceutical Company Limited	1,880,545	3,502,854
139,048	Chofu Seisakusho Company Limited	2,330,174	3,180,018
150,900	Nitto Kohki Company Limited	2,969,238	2,827,792
320,500	Japan Wool Textile Company Limited	2,379,040	2,526,960
127,900	T. Hasegawa Company Limited	1,855,658	1,868,502
106,810	Nagaileben Company Limited	902,985	1,730,997
25,394	SK Kaken Company Limited	654,403	1,511,317
72,980	As One Corporation	1,283,278	1,503,479
56,094	Secom Joshinetsu Company Limited	1,001,733	1,434,093
51,930	Daiichikosho Company Limited	711,897	1,415,336
23,020	Shin-Etsu Chemical Company Limited	1,067,927	1,405,158
43,800	Seikagaku Corporation	309,117	591,308
9,880	Kobayashi Pharmaceutical Company Limited	454,995	564,887
24,300	OSG Corporation	146,048	423,974
		105,102,829	161,112,910
Malaysia 0.48%
2,261,890	Genting Malaysia Berhad	1,889,982	2,928,417

Mexico 3.34%
453,137	Grupo Televisa S.A.B., ADR	8,558,304	12,665,179
260,119	Fresnillo PLC	3,375,778	4,097,370
119,710	Industrias Peñoles S.A.B. de C.V.	661,696	3,516,444
		12,595,778	20,278,993
Netherlands 0.43%
284,514	TNT Express NV	2,957,761	2,597,338

Norway 0.55%
454,464	Orkla ASA	3,203,442	3,310,277

Singapore 2.45%
1,440,813	Haw Par Corporation Limited	3,785,660	8,498,678
4,065,310	ComfortDelGro Corporation Limited	4,719,225	6,383,692
		8,504,885	14,882,370
South Africa 1.16%
240,798	AngloGold Ashanti Limited, ADR	3,874,828	3,197,797
565,610	Gold Fields Limited, ADR	5,927,465	2,584,838
235,367	Harmony Gold Mining Company Limited, ADR	2,356,639	795,541
89,243	Sibanye Gold Limited, ADR (a)	611,704	464,956
		12,770,636	7,043,132

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.70% — (continued)

South Korea 2.47%
93,607	KT&G Corporation	$5,174,928	$6,706,901
19,748	Nong Shim Company Limited	3,769,030	4,713,390
1,360	Lotte Confectionery Company Limited	605,175	2,157,676
49,850	Fursys, Inc.	1,161,375	1,414,776
		10,710,508	14,992,743
Spain 0.81%
85,811	Red Electrica Corporation SA	4,090,765	4,883,883

Sweden 1.20%
233,754	Investor AB, Class ‘A’	4,657,344	6,892,555
12,577	Investor AB, Class ‘B’	234,678	381,613
		4,892,022	7,274,168
Switzerland 3.94%
142,180	Nestlé SA	4,368,452	9,944,032
129,778	Pargesa Holding SA	7,721,848	9,736,758
7,904	Rieter Holding AG (a)	960,276	1,626,510
11,283	Autoneum Holding AG (a)	520,295	1,354,933
300	Lindt & Spruengli AG PC	810,004	1,231,050
		14,380,875	23,893,283
Thailand 1.34%
9,873,192	Thai Beverage PCL	1,600,547	4,328,449
611,105	Bangkok Bank PCL, NVDR	2,002,395	3,829,174
		3,602,942	8,157,623
Turkey 0.33%
206,623	Yazicilar Holding AS	1,423,265	2,009,922

United Kingdom 3.03%
1,368,939	WM Morrison Supermarkets PLC	6,117,293	6,205,295
157,670	Berkeley Group Holdings PLC	1,855,815	5,288,824
198,940	GlaxoSmithKline PLC	3,765,148	5,016,149
72,000	Anglo American PLC	2,138,291	1,769,394
51,067	Rank Group PLC	127,196	127,316
		14,003,743	18,406,978
Total International Common Stocks		377,704,614	483,527,216

International Preferred Stock — 0.26%

South Korea 0.26%
1,949	Samsung Electronics Company Limited	250,410	1,588,689

OUNCES

Commodity — 4.50%
20,548	Gold bullion (a)	18,141,048	27,288,459

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 0.87%

International Convertible Bond — 0.12%

Mauritius 0.12%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (b)(d)(e)	$735,580	$742,400

International Corporate Bonds — 0.75%

Canada 0.18%
1,863,261 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (c)(f)	2,064,492	1,099,324

South Africa 0.57%
3,333,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	3,346,831	3,441,323
Total International Corporate Bonds		5,411,323	4,540,647
Total International Bonds		6,146,903	5,283,047

Commercial Paper — 14.63%

International Commercial Paper — 4.25%

Australia 0.45%
1,612,000 USD	Telstra Corporation Limited 0.14% due 10/10/13	1,611,946	1,611,946
1,088,000 USD	Telstra Corporation Limited 0.16% due 10/10/13	1,087,956	1,087,956

France 1.00%
3,804,000 USD	EI du Pont de Nemours & Company 0.07% due 10/15/13	3,803,896	3,803,896
2,246,000 USD	Électricité de France SA 0.18% due 10/07/13	2,245,933	2,245,933
		6,049,829	6,049,829
Italy 0.74%
4,492,000 USD	Eni S.p.A 0.36% due 10/02/13	4,491,956	4,491,956

Japan 0.76%
4,627,000 USD	Hitachi International Treasury 0.27% due 10/01/13	4,627,000	4,627,000

Switzerland 0.94%
898,000 USD	Nestlé SA 0.06% due 11/05/13	897,948	897,948
3,043,000 USD	Nestlé SA 0.06% due 11/15/13	3,042,772	3,042,772
891,000 USD	Roche Holdings, Inc. 0.04% due 10/03/13	890,998	890,998
878,000 USD	Roche Holdings, Inc. 0.05% due 11/19/13	877,940	877,940
		5,709,658	5,709,658
United Kingdom 0.36%
2,194,000 USD	AstraZeneca PLC 0.08% due 12/09/13	2,193,664	2,193,230
Total International Commercial Paper		25,772,009	25,771,575

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.38%
$4,648,000	Abbott Laboratories 0.06% due 11/22/13	$4,647,597	$4,647,597
2,735,000	AON Corporation 0.20% due 10/01/13	2,735,000	2,735,000
5,706,000	Arrow Electronics, Inc. 0.51% due 10/01/13	5,706,000	5,706,000
2,418,000	Brown-Forman Corporation 0.18% due 10/11/13	2,417,879	2,417,879
250,000	Caterpillar Financial Services Company 0.08% due 11/04/13	249,981	249,981
361,000	Chevron Corporation 0.05% due 10/09/13	360,996	360,996
3,673,000	ConocoPhillips 0.15% due 10/08/13	3,672,893	3,672,893
878,000	Devon Energy Corporation 0.15% due 10/17/13	877,942	877,942
1,612,000	Dominion Resources, Inc. 0.31% due 10/07/13	1,611,917	1,611,917
4,032,000	Emerson Electric Company 0.06% due 11/26/13	4,031,624	4,031,624
527,000	Emerson Electric Company 0.06% due 12/11/13	526,937	526,929
1,316,000	Exxon Mobil Corporation 0.05% due 10/15/13	1,315,974	1,315,974
686,000	Google, Inc. 0.07% due 12/03/13	685,916	685,895
702,000	Hewlett-Packard Company 0.37% due 10/28/13	701,810	701,810
702,000	Hewlett-Packard Company 0.37% due 10/29/13	701,803	701,803
7,607,000	Medtronic, Inc. 0.06% due 11/19/13	7,606,379	7,606,379
541,000	Microsoft Corporation 0.06% due 11/13/13	540,961	540,961
541,000	Microsoft Corporation 0.07% due 11/20/13	540,947	540,947
6,169,000	NYSE Euronext, Inc. 0.15% due 10/01/13	6,169,000	6,169,000
1,163,000	Philip Morris International, Inc. 0.05% due 10/25/13	1,162,961	1,162,961
474,000	Philip Morris International, Inc. 0.08% due 10/24/13	473,976	473,976
1,782,000	Praxair, Inc. 0.03% due 10/07/13	1,781,991	1,781,991
2,418,000	Procter & Gamble Company 0.09% due 10/31/13	2,417,819	2,417,819
4,472,000	Rockwell Automation, Inc. 0.11% due 10/01/13	4,472,000	4,472,000
4,690,000	United Healthcare Company 0.14% due 10/03/13	4,689,964	4,689,964
2,558,000	United Healthcare Company 0.14% due 10/04/13	2,557,970	2,557,970
283,000	Wal-Mart Stores, Inc. 0.05% due 10/02/13	283,000	283,000
Total U.S. Commercial Paper		62,941,237	62,941,208
Total Commercial Paper		88,713,246	88,712,783
Total Investments — 99.96%		$490,956,221	$606,400,194
Other Assets in Excess of Liabilities — 0.04%			263,522
Net Assets — 100.00%			$606,663,716

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At September 30, 2013, the value of these securities amounted to $2,909,653 or 0.48% of net assets.
(c)	Represents securities that are subject to legal or contractual restrictions on resale. At September 30, 2013, the value of these securities amounted to $1,223,539 or 0.20% of net assets.
(d)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	This security is convertible until September 27, 2017.
(f)	Payment-in-kind security.

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

At September 30, 2013, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$146,697,666
Gross unrealized depreciation	(31,253,693)
Net unrealized appreciation	$115,443,973

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies

USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/12	$2,181	$1.16
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/12	2,064,492	0.59

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2013	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2013
10/16/13	3,270,000	Euro	$4,296,175	$4,423,974	$—	$(127,799)
12/18/13	4,993,000	Euro	6,661,810	6,756,138	—	(94,328)
01/15/14	6,888,000	Euro	8,852,320	9,321,036	—	(468,716)
02/19/14	11,319,000	Euro	14,908,612	15,316,546	—	(407,934)
03/19/14	8,152,000	Euro	10,975,426	11,033,799	—	(58,373)
10/16/13	453,333,000	Japanese Yen	4,780,056	4,612,323	167,733	—
12/18/13	642,178,000	Japanese Yen	6,766,888	6,536,418	230,470	—
01/15/14	1,315,609,000	Japanese Yen	13,168,824	13,394,331	—	(225,507)
02/19/14	2,148,188,000	Japanese Yen	21,783,858	21,869,573	—	(85,715)
03/19/14	1,794,560,000	Japanese Yen	18,109,491	18,279,188	—	(169,697)
			$110,303,460	$111,543,326	$398,203	$(1,638,069)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT SEPTEMBER 30, 2013	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2013	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2013
03/19/14	470,000	Euro	$636,559	$636,149	$—	$(410)

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	10.47%
Consumer Staples	9.01
Energy	6.09
Financials	10.63
Health Care	6.21
Industrials	16.26
Information Technology	6.14
Materials	12.45
Telecommunication Services	1.63
Utilities	0.81
Total International Common Stocks	79.70
International Preferred Stock
Information Technology	0.26
Total International Preferred Stock	0.26
Commodity	4.50
International Convertible Bond
Consumer Staples	0.12
Total International Convertible Bond	0.12
International Corporate Bonds
Materials	0.75
Total International Corporate Bonds	0.75
Commercial Paper
International Commercial Paper	4.25
U.S. Commercial Paper	10.38
Total Commercial Paper	14.63
Total Investments	99.96%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2013

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Fund.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

Effective March 1, 2013, the 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the

Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Board Valuation Committee (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund’s valuation policies.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of September 30, 2013:

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$481,359,963	$2,167,253	$—	$483,527,216
International Preferred Stock	1,588,689	—	—	1,588,689
Commodity *	27,288,459	—	—	27,288,459
International Corporate Bonds	—	4,540,647	—	4,540,647
International Convertible Bond	—	742,400	—	742,400
International Commercial Paper	—	25,771,575	—	25,771,575
U.S. Commercial Paper	—	62,941,208	—	62,941,208
Foreign Currency Contracts **	—	398,203	—	398,203
Total	$510,237,111	$96,561,286	$—	$606,798,397

Liabilities:
Foreign Currency Contracts **	$—	$1,638,479	$—	$1,638,479
Total	$—	$1,638,479	$—	$1,638,479

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.

International common stocks and an international preferred stock valued at $410,214,877 and $2,219,419 respectively, were transferred from Level 2 to Level 1 during the nine-month period ended September 30, 2013. At December 31, 2012, these securities were valued based on fair value adjustment factors; at September 30, 2013, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the nine-month period ended September 30, 2013.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At September 30, 2013, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$398,203	$1,638,479	$15,406,405	$(6,477,118)

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: November 19, 2013

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: November 19, 2013